Average Annual Total Returns{- Fidelity® Massachusetts AMT Tax-Free Money Market Fund} - 01.31 Fidelity Massachusetts AMT Tax-Free Money Market Fund Institutional PRO-09 - Fidelity® Massachusetts AMT Tax-Free Money Market Fund - Fidelity Massachusetts AMT Tax-Free Money Market Fund-Institutional Class AMT - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.02%	0.73%	0.41%